CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net revenues:
Sales revenue, services	$ 674,279	$ 578,082	$ 499,912
Cost of revenues:
Cost of services	(422,536)	(366,518)	(316,674)
Gross profit	251,743	211,564	183,238
Operating (expenses) income
Selling and marketing expenses	(22,092)	(16,488)	(15,335)
General and administrative expenses	(104,708)	(78,882)	(70,324)
Research and development expenses	(21,215)	(10,950)	(8,136)
Impairment charges for goodwill and intangible assets			(3,415)
Revaluation of contingent consideration			3,391
Total operating expenses	(148,015)	(106,320)	(93,819)
Operating income	103,728	105,244	89,419
Investment income (loss)	12,729	(4,025)	(609)
Other income, net	3,434	27,278	9,157
Interest expense	(2,581)	(1,953)	(1,718)
Interest income	19,301	11,487	7,728
Income before income taxes	136,611	138,031	103,977
Income tax expense	(24,453)	(23,464)	(17,393)
Net income	112,158	114,567	86,584
Earnings per share
Basic	$ 0.20	$ 0.20	$ 0.15
Diluted	$ 0.19	$ 0.20	$ 0.15
Other comprehensive income, net of tax:
Currency translation adjustments	(11,944)	15,795	1,358
Unrealized gains on available-for-sale securities	2,476	4,482
Unrealized loss on cash flow hedges	(1,498)
Subtotal	(10,966)	20,277	1,358
Comprehensive income	101,192	134,844	87,942
Shares used in calculating basic earnings per share	563,813,578	567,316,438	568,366,612
Shares used in calculating diluted earnings per share	576,591,371	582,023,601	582,378,749
Laboratory services
Net revenues:
Sales revenue, services	492,007	430,853	382,890
Cost of revenues:
Cost of services	(298,559)	(264,370)	(235,148)
Gross profit	193,448	166,483	147,742
Manufacturing services
Net revenues:
Sales revenue, services	182,272	147,229	117,022
Cost of revenues:
Cost of services	(123,977)	(102,148)	(81,526)
Gross profit	$ 58,295	$ 45,081	$ 35,496